Structured entities - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) entity	Dec. 31, 2020 GBP (£) entity	Dec. 31, 2019 GBP (£)
Disclosure of unconsolidated structured entities [line items]
Number of structured entities | entity	5,891,000,000
Impairment cost of loan facilities	£ (893)	£ 5,237	£ 2,036
Assets transferred to sponsored unconsolidated structured entities	1,662	730
Structured entities | Derivatives
Disclosure of unconsolidated structured entities [line items]
Notional value of guarantee	217,055	153,894
Commercial paper (CP) and medium-term note conduits | Contractual Backstop Liquidity Facilities
Disclosure of unconsolidated structured entities [line items]
Standby facilities, credit lines and other commitments	17,200	16,900
Employee benefit and other trusts
Disclosure of unconsolidated structured entities [line items]
Standby facilities, credit lines and other commitments	£ 3,300	£ 2,900
Securitisation vehicles
Disclosure of unconsolidated structured entities [line items]
Number of structured entities | entity		3,394,000,000
Securitisation vehicles | Debt securities classified at amortised cost | Not more than three months
Disclosure of unconsolidated structured entities [line items]
Maturity period	90 days
Lending | Debt securities classified at amortised cost
Disclosure of unconsolidated structured entities [line items]
Impairment cost of loan facilities	£ 28	£ 23